SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	58.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.03%	3.48%	1.89%
Expected term (in years)	5 years	5 years	5 years
Expected volatility		57.00%	49.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.77%	4.49%	4.30%
Expected term (in years)	7 years	7 years	7 years
Expected volatility		65.00%	57.00%